Condensed Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,957,395	$ 7,812,259	$ 22,631,971
Accrued interest receivable	1,469	54,456
Investments in marketable securities		6,988,780
Prepaid expenses	771,199	421,522	167,400
Total current assets	2,730,063	15,277,017	22,799,371
Other assets
Right-of-use assets	119,978
Other assets	32,725	22,725	10,326
Total other assets	152,703	22,725
Property and equipment, net	17,199	20,160	23,873
Total Assets	2,899,965	15,319,902	22,833,570
Current liabilities
Accounts payable	2,566,485	4,512,316	2,237,579
Accrued expenses	141,222	1,407,843	454,252
Lease liabilities	119,074
Other liabilities		13,359	15,757
Total current liabilities	2,826,781	5,933,518	2,707,588
Lease liabilities, non-current	10,274
Total Liabilities	2,837,055	5,933,518
Stockholders' equity
Common stock, $0.001 par value; 225,000,000 shares authorized, 9,926,956, 6,036,562 and 4,940,652 shares issued and outstanding as of September 30, 2019, December 31, 2018 and 2017, respectively	9,927	6,037	4,940
Additional paid-in capital	76,122,975	71,505,160	68,323,940
Accumulated other comprehensive loss		(923)
Accumulated deficit	(79,888,272)	(70,200,145)	(53,331,434)
Total stockholders' equity	62,910	9,386,384	20,125,982
Total Liabilities and Stockholders' Equity	2,899,965	15,319,902	22,833,570
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	2,289,324	2,289,324	5,128,536
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	1,288,956	3,906,931
Series C Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	$ 240,000	$ 1,880,000